Expense Example - AMG GW&K Municipal Enhanced Yield Fund	Apr. 24, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	887
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,298
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	$ 827